Secured Note Payable to Related Party	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Secured Note Payable to Related Party

NOTE 8 – SECURED NOTE PAYABLE TO RELATED PARTY

Secured note payable to related party consists of the following as of June 30, 2018 and December 31, 2017:

	June 30, 2018	December 31, 2017

YA II PN, Ltd.	$1,500,000	$-
Less debt discount	(1,247,032)	-
Secured note payable, net	$252,968	$-

On May 10, 2018, the Company issued a secured debenture (the “2018 Note”) to YA II PN in the principal amount of $1,500,000 with interest at 8% per annum (18% on default) and due on February 9, 2019. The 2018 Note is secured by all the assets of the Company and its subsidiaries. As part of the issuance, the Company also granted YA II PN 5-year warrants to purchase a total of 7,500,000 shares of the Company per the following terms.

(a)	A warrant, or Warrant #1, to purchase 1,000,000 Warrant Shares at an exercise price of $1.50 per share for a term expiring on May 10, 2023;

(b)

A warrant, or Warrant #2, purchase 2,250,000 shares of common stock at an exercise price of $1.50 per share for a term expiring on May 10, 2023. At any time, the Company has the right and option to purchase any unexercised shares of common stock underlying Warrant #2 for a purchase price of $0.03 per share so purchased if and only if the average volume weighted average price, or VWAP (as reported by Bloomberg, LP) of the Company’s common stock is greater than $1.75 per share for the five (5) consecutive trading days immediately preceding the Company’s delivery of a notice of exercise.

The Company the right and option to compel YA II PN to exercise and purchase shares of common stock underlying Warrant #2 on the terms set forth in Warrant #2 if and only if the average VWAP of the Company’s common stock is greater than $1.75 per share for the five (5) consecutive trading days immediately preceding the Company’s delivery of a notice of exercise.

(c)	A warrant, or Warrant #3, to purchase 2,250,000 shares of common stock at an exercise price of $1.50 per share for a term expiring on May 10, 2023. At any time, the Company has the right and option to purchase any unexercised shares of common stock underlying Warrant #3 for a purchase price of $0.03 per share so purchased if and only if the average VWAP (as reported by Bloomberg, LP) of the Company’s common stock is greater than $2.00 per share for the five (5) consecutive trading days immediately preceding the Company’s delivery of a notice of exercise.

The Company has the right and option to compel YA II PN to exercise and purchase shares of common stock underlying Warrant #3 on the terms set forth in Warrant #3 if and only if the average VWAP of the Company’s common stock is greater than $2.00 per share for the five (5) consecutive trading days immediately preceding the Company’s delivery of a notice of exercise.

(d)	A warrant, or Warrant #4, to purchase 2,000,000 shares of common stock at an exercise price of $1.50 per share for a term expiring on May 10, 2023. At any time, the Company has the right and option to purchase any unexercised shares of common stock underlying Warrant #4 for a purchase price of $0.03 per share so purchased if and only if the average VWAP (as reported by Bloomberg, LP) of the Company’s common stock is greater than $1.50 per share for the five (5) consecutive trading days immediately preceding the Company’s delivery of a notice of exercise.

The Company has the right and option to compel YA II PN to exercise and purchase the shares of common stock underlying Warrant #4 on the terms set forth in Warrant #4 if and only if the average VWAP of the Company’s common stock is greater than $2.50 per share for the five (5) consecutive trading days immediately preceding the Company’s delivery of a notice of exercise.

The Company determined that the exercises prices of the warrants were not a fixed amount because they were subject to an adjustment based on the occurrence of future events. As such, the Company determined that the conversion feature and the warrants created a derivative with a fair value of $7,677,406 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the 2018 Note of $1,500,000 as a valuation discount to be amortized over the life of the 2018 Note, and the excess of $6,177,406 was recorded as a finance cost for the three and six months ended June 30, 2018.

During the three and six months ended June 30, 2018, amortization of debt discount was $252,968 and was recorded as an interest cost. The unamortized balance of the debt discount was $1,247,032 as of June 30, 2018.